Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	22 Months Ended	23 Months Ended	30 Months Ended	31 Months Ended	35 Months Ended		36 Months Ended	41 Months Ended	60 Months Ended	69 Months Ended	97 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
GraniteShares 2x Long LCID Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(25.16%)
GraniteShares 2x Long QCOM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(20.52%)
GraniteShares 2x Long RDDT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					14.32%
GraniteShares 2x Long RIVN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				42.48%
GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(26.84%)
GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(92.63%)		(78.35%)
GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													60.15%							(7.98%)
GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													35.75%		(13.92%)
NAV [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.79%										11.04%			4.74%
NAV [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.31%								(0.42%)		12.14%		4.41%
NAV [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													16.86%								23.89%		16.73%	17.38%
NAV [Member] | GraniteShares 2x Long MARA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(20.88%)
NAV [Member] | GraniteShares 2x Long MRVL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.24%)
NAV [Member] | GraniteShares 2x Short MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.68%)
NAV [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													8.50%	15.50%
NAV [Member] | GraniteShares 2x Long MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%
NAV [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(14.24%)
NAV [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(20.52%)						(1.54%)
NAV [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(48.18%)	(56.50%)
NAV [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.20%	17.89%
NAV [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													90.80%					(0.17%)
NAV [Member] | GraniteShares 2x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(90.20%)
NAV [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													1.58%						23.72%
NAV [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											69.28%
NAV [Member] | GraniteShares 2x Long DELL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(2.00%)
NAV [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													71.21%					180.05%
NAV [Member] | GraniteShares 2x Long INTC Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																						(20.84%)
NAV [Member] | GraniteShares 2x Long IONQ Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		96.36%
NAV [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(75.07%)			(86.08%)
NAV [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													1.29%				216.56%
NAV [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												1066.00%
NAV [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											10.28%
NAV [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												33.28%
NAV [Member] | GraniteShares 2x Long VRT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					54.52%
NAV [Member] | GraniteShares YieldBOOST NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			16.92%
NAV [Member] | GraniteShares YieldBOOST QQQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(9.61%)
NAV [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(26.18%)
NAV [Member] | GraniteShares YieldBOOST Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%
NAV [Member] | GraniteShares YieldBOOST SPY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(4.77%)
Price [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													4.71%										11.01%			4.69%
Price [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.51%								(0.51%)		12.16%		4.41%
Price [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													16.68%								23.85%		16.71%	17.34%
Price [Member] | GraniteShares 2x Long LCID Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(25.20%)
Price [Member] | GraniteShares 2x Long MARA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(20.92%)
Price [Member] | GraniteShares 2x Long MRVL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.32%)
Price [Member] | GraniteShares 2x Short MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.76%)
Price [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													8.32%	15.38%
Price [Member] | GraniteShares 2x Long MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%
Price [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(14.36%)
Price [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(20.47%)						(1.57%)
Price [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(48.11%)	(57.50%)
Price [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.10%	17.89%
Price [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													90.72%					(0.19%)
Price [Member] | GraniteShares 2x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(90.18%)
Price [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													1.50%						23.69%
Price [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											69.04%
Price [Member] | GraniteShares 2x Long DELL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(1.76%)
Price [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													71.38%					180.09%
Price [Member] | GraniteShares 2x Long INTC Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(21.00%)
Price [Member] | GraniteShares 2x Long IONQ Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		96.84%
Price [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(75.16%)			(86.08%)
Price [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													1.22%				216.40%
Price [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												1067.04%
Price [Member] | GraniteShares 2x Long QCOM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(20.48%)
Price [Member] | GraniteShares 2x Long RDDT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					14.16%
Price [Member] | GraniteShares 2x Long RIVN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				42.16%
Price [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(26.92%)
Price [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(92.63%)		(78.34%)
Price [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													60.36%							(7.98%)
Price [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													35.58%		(13.94%)
Price [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											10.32%
Price [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												33.20%
Price [Member] | GraniteShares 2x Long VRT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					54.44%
Price [Member] | GraniteShares YieldBOOST NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			17.27%
Price [Member] | GraniteShares YieldBOOST QQQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(9.52%)
Price [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(25.45%)
Price [Member] | GraniteShares YieldBOOST Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%
Price [Member] | GraniteShares YieldBOOST SPY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(4.58%)
Benchmark [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													6.70%										11.90%			5.49%
Benchmark [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													5.77%								0.13%		12.67%		4.83%
Benchmark [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													17.39%								26.11%		16.98%	20.68%
Benchmark [Member] | GraniteShares 2x Long LCID Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				20.62%
Benchmark [Member] | GraniteShares 2x Long MARA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							9.65%
Benchmark [Member] | GraniteShares 2x Long MRVL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							8.61%
Benchmark [Member] | GraniteShares 2x Short MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
Benchmark [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%	17.63%
Benchmark [Member] | GraniteShares 2x Long MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%
Benchmark [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											4.31%
Benchmark [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%						16.78%
Benchmark [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%	17.63%
Benchmark [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%	17.63%
Benchmark [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%					20.69%
Benchmark [Member] | GraniteShares 2x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												13.47%
Benchmark [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%						16.78%
Benchmark [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											4.31%
Benchmark [Member] | GraniteShares 2x Long DELL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								3.09%
Benchmark [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%					20.69%
Benchmark [Member] | GraniteShares 2x Long INTC Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								3.09%
Benchmark [Member] | GraniteShares 2x Long IONQ Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		7.97%
Benchmark [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%			22.01%
Benchmark [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%				25.66%
Benchmark [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												13.47%
Benchmark [Member] | GraniteShares 2x Long QCOM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								3.09%
Benchmark [Member] | GraniteShares 2x Long RDDT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					7.97%
Benchmark [Member] | GraniteShares 2x Long RIVN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				20.62%
Benchmark [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										2.74%
Benchmark [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%		22.01%
Benchmark [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%							(16.78%)
Benchmark [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													15.16%		22.01%
Benchmark [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											4.31%
Benchmark [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												13.47%
Benchmark [Member] | GraniteShares 2x Long VRT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					7.97%
Benchmark [Member] | GraniteShares YieldBOOST NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%
Benchmark [Member] | GraniteShares YieldBOOST QQQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						7.86%
Benchmark [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(3.28%)
Benchmark [Member] | GraniteShares YieldBOOST Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%
Benchmark [Member] | GraniteShares YieldBOOST SPY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						4.69%